RELATED PARTY TRANSACTIONS (Narrative) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to Related Parties, Current			¥ 79
Chuanbang [Member]
Related Party Transaction [Line Items]
Receivable Collection Services, Fee Description		2%~12% of the amount collected
Due to Related Parties, Current		¥ 231	79
Balance Payable To Related Parties		216	526
Precise [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	¥ 1,432
Historical Student Loans [Member]
Related Party Transaction [Line Items]
Balance Receivable from Related Parties		447	447
Service Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		¥ 3,230	¥ 6,445	¥ 2,053